Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of major components of income tax expense	The major components of income tax benefit (expense) for the periods ended December 31, 2023, 2022, 2021 are as follows:

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Current tax:
Current tax on profit for the year	$(1,592)	$(1,570)	$(308)
Deferred income tax
(Decrease)/increase in deferred tax assets	8,272	2,726	5,324
Decrease/(increase) in deferred tax liabilities	1,625	1,400	3,190
Total deferred tax expense/(benefit)	9,897	4,126	8,514
Income tax (expense)/benefit	$8,305	$2,556	$8,206

Schedule of reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
A reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 20.6%, on the Company loss before taxes, is shown in the table below:

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Loss before tax	$(39,905)	$(15,407)	$(46,545)
Income tax calculated according to tax rate in Sweden 20.6%	8,220	3,174	9,588
Tax effects from:
Non-deductible costs	(174)	(29)	(1,542)
Previously unrecognized tax losses used to reduce current tax expenses	—	—	184
Differences in overseas tax rates	(53)	40	(24)
Adjustments in respect of income tax of previous years	(162)	(275)	—
Other	474	(354)	—
Income tax	$8,305	$2,556	$8,206

Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities of the Company are shown in the table below:

Deferred tax assets	Lease Liabilities	Tax losses	Other	Total
	Amounts in thousands USD
Balance as of January 1, 2021	$37	$—	$—	$37
Recognized in the statement of comprehensive income	113	4,935	276	5,324
Recognized in statement of Equity	—	3,825	—	3,825
Exchange differences	(6)	(223)	134	(95)
Balance as of December 31, 2021	$144	$8,537	$410	$9,091
Recognized in the statement of comprehensive income	83	743	1,899	2,725
Recognized in statement of Equity	—	—	266	266
Exchange differences	(18)	(1,136)	(82)	(1,236)
Balance as of December 31, 2022	$209	$8,144	$2,493	$10,846
Recognized in the statement of comprehensive income	93	6,830	1,349	8,272
Recognized in statement of Equity	—	1,054	499	1,553
Exchange differences	3	171	440	614
Balance as of December 31, 2023	$305	$16,199	$4,781	$21,285

Deferred tax liabilities	Deferred tax on untaxed reserves	Intangibles & Inventory Valuation	Other Temporary Differences	Total
	amounts in thousands USD
Balance as of January 1, 2021	$1,170	$31,481	$542	$33,193

Recognized in the statement of comprehensive income	(1,116)	(2,206)	133	(3,189)
Net from deferred tax asset	—	—	—	—
Exchange differences	(54)	(2,864)	6	(2,912)
Balance as of December 31, 2021	$—	$26,411	$681	$27,092
Recognized in the statement of comprehensive income	—	(1,859)	459	(1,400)
Exchange differences	—	(3,480)	(16)	(3,496)
Balance as of December 31, 2022	$—	$21,072	$1,124	$22,196
Recognized in the statement of comprehensive income	—	(1,785)	159	(1,626)
Exchange differences	—	732	—	732
Balance as of December 31, 2023	$—	$20,019	$1,283	$21,302